INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 13,994	$ 11,827	$ 2,558
Deferred	(6,974)	(7,056)	5,856
Domestic	8,093	8,359	3,033
Foreign	(1,073)	(3,588)	5,381
Income tax expense	$ 7,020	$ 4,771	$ 8,414